Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Shares Underlying Options Outstanding [Member]
Excluded anti-dilutive stock options and warrants	826,126	752,367
Shares Underlying Warrants Outstanding [Member]
Excluded anti-dilutive stock options and warrants	738,018	788,812
Unvested Restricted Stock [Member]
Excluded anti-dilutive stock options and warrants	48,890	88,817